FAIR VALUE MEASUREMENTS (Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Fair Value Measurement Recurring Basis [Line Items]
Contingent consideration payable	¥ 1,322	¥ 6,766	$ 192
Fair Value, Measurements, Recurring [Member]
Fair Value Measurement Recurring Basis [Line Items]
Contingent consideration payable | ¥	¥ 1,322	¥ 6,766
Fair Value, Measurements, Recurring [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Recurring Basis [Line Items]
Business Combination Contingent Consideration Liability Valuation Techniques	Discounted cash flow method	Discounted cash flow method
Fair Value, Measurements, Recurring [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Recurring Basis [Line Items]
Discount rate | Pure	14.8	14.8	14.8